Other Charges - Restructuring Provision (Details) $ in Thousands	12 Months Ended
Jan. 31, 2024 USD ($)
Accruals and adjustments	$ 1,616
Cash draw downs	(641)
Non-cash draw downs and foreign exchange	(533)
Balance	442
Workforce Reduction
Accruals and adjustments	965
Cash draw downs	(529)
Non-cash draw downs and foreign exchange	6
Balance	442
Office Closures
Accruals and adjustments	651
Cash draw downs	(112)
Non-cash draw downs and foreign exchange	$ (539)